Redeemable non-controlling interests and non-controlling interests - Additional Information (Details)			1 Months Ended														12 Months Ended
	Jun. 25, 2019 USD ($) installment	Jun. 25, 2019 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Oct. 31, 2021	Sep. 30, 2021	Jun. 25, 2019 CNY (¥) installment	Jan. 01, 2019 USD ($)	Jul. 31, 2018	Apr. 30, 2018	Dec. 31, 2016
Minority Interest [Line Items]
Payment for acquisition of redeemable non-controlling interests																		$ 3,120,583	$ 2,215,392
Consideration fully paid																	$ 3,120,583	2,215,392
Redeemable noncontrolling interest carrying amount derecognized											$ 6,678,219															$ 6,393,530
Non-controlling interest sold																			595,482
Capital contribution from non-controlling interests shareholders																			29,196
Contribution from non-controlling interests shareholders																			29,196
Capital injection from non-controlling interests shareholders																			595,482
Non-controlling interests																	(29,762)
Net loss attributable to non-controlling interest																	$ (29,819)	$ (186,240)	(361,657)
If IPO Completed Before June 25, 2020
Minority Interest [Line Items]
Threshold term within which consideration is payble	60 days	60 days
If IPO Is Not Completed Before June 25, 2020
Minority Interest [Line Items]
Threshold term within which consideration is payble	2 years	2 years
Additional Paid-in Capital
Minority Interest [Line Items]
Non-controlling interest sold																			2,757
Redeemable Non-Controlling Interests
Minority Interest [Line Items]
Additional paid in capital											1,296,171
Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Minority Interest [Line Items]
Equity interests percentage																											2.50%	8.36%
Agreement to acquire equity interest percentage	2.50%																								2.50%
Payment for acquisition of redeemable non-controlling interests	$ 5,382,048	¥ 36,999,967
Consideration payable with in fifteen days	2,215,392																								¥ 15,230,156
Redeemable non-controlling interests acquisition payables	$ 3,120,583																								¥ 21,769,811
Number of equal installments | installment	2																								2
Annual interest rate on non-controlling shareholders cash consideration payable noncurrent	8.00%																								8.00%
Shanghai Boyi Information Technology Co., Limited
Minority Interest [Line Items]
Equity interests percentage			51.00%
Non-controlling interest sold			$ 0.3	¥ 2
Equity interest sold percentage																	51.00%
Non-controlling interests			$ 60
Ranyi, Kangyao and Yiyao
Minority Interest [Line Items]
Net loss attributable to non-controlling interest																	$ 236
Ranyi
Minority Interest [Line Items]
Equity interests percentage																	51.00%
Kangyao
Minority Interest [Line Items]
Equity interests percentage																	51.00%
Yiyao
Minority Interest [Line Items]
Equity interests percentage																	51.00%
Ranyao
Minority Interest [Line Items]
Equity interests percentage																							90.00%	51.00%
Net loss attributable to non-controlling interest																	$ 30,000
Round B Investors | Shanghai ECMOHO Health Biotechnology Co. Limited ("ECMOHO Shanghai")
Minority Interest [Line Items]
Equity interests percentage																	2.50%
Shanghai Jieshi Technology Co.,Limited
Minority Interest [Line Items]
Non-controlling ownership Percentage																	100.00%												70.00%
Acquired non-controlling interest percentage									10.00%	10.00%					30.00%	30.00%
Acquisition of non-controlling interest									$ 170,324	¥ 1,200,000					$ 48,704	¥ 300,000
Percentage of non-controlling interest sold					100.00%	100.00%							10.00%	10.00%
Non-controlling interest sold					$ 153,000	¥ 1,000,000.0							$ 16,235	¥ 100,000
Capital contribution from non-controlling interests shareholders																			$ 29,196	¥ 200,000	$ 104,159	¥ 700,000
Shanghai Jieshi Technology Co.,Limited | Accumulated Deficit
Minority Interest [Line Items]
Acquisition of non-controlling interest															$ (23,993)
Non-controlling interest sold													$ 78,404
Shanghai Jieshi Technology Co.,Limited | Additional Paid-in Capital
Minority Interest [Line Items]
Acquisition of non-controlling interest									$ (180,784)
Xianggui
Minority Interest [Line Items]
Contribution from non-controlling interests shareholders											893,223	¥ 6,000,000
Xianggui | Employees
Minority Interest [Line Items]
Capital injection from non-controlling interests shareholders											$ 595,482	¥ 4,000,000
Minority Interest ownership percentage											40.00%
Xianggui | Founder
Minority Interest [Line Items]
Percentage of non-controlling interest sold							60.00%	60.00%
Non-controlling interest sold							$ 521,000	¥ 3,400,000